Sustainable International Thematic Fund, Inc.

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.2%
Financials – 17.6%
Banks – 9.1%
Bank Mandiri Persero Tbk PT	14,778,000	$6,261,097
Credicorp Ltd.	45,210	6,174,330
Erste Group Bank AG(a)	504,100	17,078,063
HDFC Bank Ltd.(a)	858,880	17,581,053
Svenska Handelsbanken AB - Class A	1,516,593	16,487,188

		63,581,731

Capital Markets – 5.0%
London Stock Exchange Group PLC	142,130	13,587,575
Partners Group Holding AG	16,664	21,295,357

		34,882,932

Consumer Finance – 0.7%
Lufax Holding Ltd. (ADR)(a) (b)	334,070	4,850,696

Insurance – 2.8%
AIA Group Ltd.	972,200	11,896,588
Prudential PLC	358,186	7,630,275

		19,526,863

		122,842,222

Industrials – 17.2%
Aerospace & Defense – 2.1%
Hexcel Corp.(a)	262,550	14,702,800

Commercial Services & Supplies – 1.8%
TOMRA Systems ASA	295,260	12,816,557

Construction & Engineering – 2.3%
WSP Global, Inc.	168,290	16,010,784

Electrical Equipment – 4.4%
Schneider Electric SE (Paris)	102,689	15,643,147
Vestas Wind Systems A/S	73,690	15,201,277

		30,844,424

Machinery – 4.2%
FANUC Corp.	39,200	9,423,959
SMC Corp.	21,200	12,346,462
Xylem, Inc./NY	71,440	7,514,059

		29,284,480

Professional Services – 2.4%
Recruit Holdings Co., Ltd.	333,400	16,372,012

		120,031,057

Information Technology – 15.9%
Communications Equipment – 0.8%
Telefonaktiebolaget LM Ericsson - Class B	412,453	5,467,170

Electronic Equipment, Instruments & Components – 3.0%
Flex Ltd.(a)	293,370	5,371,604

Company	Shares	U.S. $ Value
Halma PLC	473,790	$15,500,843

		20,872,447

IT Services – 3.4%
Adyen NV(a) (c)	4,940	11,023,143
Network International Holdings PLC(a) (c)	913,074	5,197,904
Shopify, Inc. - Class A(a)	6,670	7,380,355

		23,601,402

Semiconductors & Semiconductor Equipment – 6.8%
Infineon Technologies AG	371,922	15,824,388
NXP Semiconductors NV	84,080	16,928,667
STMicroelectronics NV(b)	392,470	14,994,463

		47,747,518

Software – 1.9%
Dassault Systemes SE	64,330	13,749,823

		111,438,360

Health Care – 12.7%
Biotechnology – 1.1%
Abcam PLC(a)	393,870	7,552,979

Health Care Equipment & Supplies – 7.3%
Alcon, Inc.(a)	222,510	15,614,725
Koninklijke Philips NV(a)	367,500	20,956,829
STERIS PLC	77,000	14,666,960

		51,238,514

Health Care Providers & Services – 2.1%
Apollo Hospitals Enterprise Ltd.	364,247	14,441,067

Life Sciences Tools & Services – 1.3%
Gerresheimer AG	89,866	8,925,258

Pharmaceuticals – 0.9%
Roche Holding AG	13,977	4,527,757
Vectura Group PLC(a)	1,117,406	1,780,767

		6,308,524

		88,466,342

Consumer Discretionary – 9.7%
Auto Components – 2.7%
Aptiv PLC(a)	135,620	18,701,998

Internet & Direct Marketing Retail – 1.9%
Coupang, Inc.(a) (b)	66,613	3,287,351
MercadoLibre, Inc.(a)	6,770	9,966,388

		13,253,739

Textiles, Apparel & Luxury Goods – 5.1%
ANTA Sports Products Ltd.	624,000	10,234,771
Puma SE(a)	116,970	11,467,920

Company	Shares	U.S. $ Value
Shenzhou International Group Holdings Ltd.	673,000	$14,076,839

		35,779,530

		67,735,267

Consumer Staples – 7.0%
Food Products – 3.5%
Danone SA	112,790	7,720,257
Kerry Group PLC - Class A	54,315	6,783,350
Nestle SA (REG)	90,589	10,098,535

		24,602,142

Household Products – 2.5%
Essity AB - Class B(b)	279,660	8,838,698
Unicharm Corp.	211,500	8,880,997

		17,719,695

Personal Products – 1.0%
Unilever PLC	123,650	6,899,646

		49,221,483

Materials – 5.5%
Chemicals – 3.7%
Chr Hansen Holding A/S(a)	149,056	13,539,446
Koninklijke DSM NV	73,610	12,444,381

		25,983,827

Containers & Packaging – 1.8%
Huhtamaki Oyj	283,050	12,808,150

		38,791,977

Communication Services – 3.2%
Diversified Telecommunication Services – 1.4%
Cellnex Telecom SA(c)	175,420	10,112,648

Interactive Media & Services – 1.8%
Tencent Holdings Ltd.	157,500	12,569,690

		22,682,338

Utilities – 2.2%
Electric Utilities – 2.2%
Orsted AS(c)	93,400	15,080,865

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Neste Oyj	158,690	8,427,348

Total Common Stocks
(cost $480,586,418)		644,717,259

SHORT-TERM INVESTMENTS – 7.6%
Investment Companies – 7.4%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.01%(d) (e) (f)
(cost $51,455,561)	51,455,561	51,455,561

	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.2%
BBH Grand Cayman (1.85)%, 04/01/2021	CHF	65		$68,579
(0.47)%, 04/06/2021	DKK	435		68,593
(0.26)%, 04/01/2021	SEK	5,775		661,206
(0.13)%, 04/06/2021	NOK	589		68,880
0.00%, 04/01/2021	CAD	87		69,058
5.40%, 04/01/2021	ZAR	0	*	4
Citibank, London (0.76)%, 04/01/2021	EUR	180		211,619
0.00%, 04/01/2021	GBP	18		25,217
Hong Kong & Shanghai Bank, Hong Kong (0.06)%, 04/01/2021	HKD	535		68,817
Sumitomo, Tokyo (0.31)%, 04/01/2021	JPY	7,555		68,228

Total Time Deposits (cost $1,310,201)				1,310,201

Total Short-Term Investments (cost $52,765,762)				52,765,762

Total Investments Before Security Lending Collateral for

Securities Loaned – 99.8%
(cost $533,352,180)				697,483,021

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio Class AB, 0.01%(d) (e) (f) (cost $24,953,329)		24,953,329		24,953,329

Total Investments – 103.4% (cost $558,305,509)(g)				722,436,350
Other assets less liabilities – (3.4)%				(23,544,876)

Net Assets – 100.0%				$698,891,474

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	3,300	JPY	357,971	05/20/2021	$(65,357)
Bank of America, NA	EUR	7,016	USD	8,352	05/27/2021	115,367
Bank of America, NA	USD	2,032	EUR	1,701	05/27/2021	(35,085)
Bank of America, NA	USD	1,518	AUD	1,989	06/04/2021	(6,754)
Barclays Bank PLC	BRL	49,294	USD	8,652	04/05/2021	(105,526)
Barclays Bank PLC	USD	9,060	BRL	49,294	04/05/2021	(302,037)
Barclays Bank PLC	USD	5,144	GBP	3,720	04/09/2021	(15,274)
Barclays Bank PLC	INR	252,038	USD	3,441	04/15/2021	5,018
Barclays Bank PLC	INR	359,870	USD	4,886	04/15/2021	(20,564)
Barclays Bank PLC	CNY	10,071	USD	1,534	04/22/2021	1,496
Barclays Bank PLC	USD	1,299	TWD	36,009	04/27/2021	(31,523)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	1,697	USD	1,993	05/27/2021	$1,069
Barclays Bank PLC	USD	1,283	EUR	1,085	05/27/2021	(8,711)
Barclays Bank PLC	USD	27,848	AUD	36,580	06/04/2021	(56,151)
BNP Paribas SA	USD	1,157	NOK	9,906	04/15/2021	1,547
BNP Paribas SA	USD	2,648	CNH	17,198	04/22/2021	(31,404)
Brown Brothers Harriman & Co.	GBP	999	USD	1,364	04/09/2021	(12,792)
Brown Brothers Harriman & Co.	USD	1,255	GBP	915	04/09/2021	5,948
Brown Brothers Harriman & Co.	NOK	12,812	USD	1,495	04/15/2021	(2,594)
Brown Brothers Harriman & Co.	SEK	39,906	USD	4,681	04/15/2021	111,240
Brown Brothers Harriman & Co.	CAD	1,283	USD	1,015	04/22/2021	(5,804)
Brown Brothers Harriman & Co.	CHF	1,647	USD	1,771	05/06/2021	26,663
Brown Brothers Harriman & Co.	USD	1,703	CHF	1,530	05/06/2021	(82,903)
Brown Brothers Harriman & Co.	JPY	380,324	USD	3,477	05/20/2021	40,870
Citibank, NA	USD	2,788	GBP	2,004	04/09/2021	(24,986)
Citibank, NA	USD	1,167	SEK	10,132	04/15/2021	(6,908)
Citibank, NA	USD	3,000	CNH	19,559	04/22/2021	(24,087)
Citibank, NA	USD	23,565	KRW	25,681,007	04/22/2021	(791,408)
Citibank, NA	CHF	11,465	USD	12,909	05/06/2021	768,196
Citibank, NA	USD	3,053	JPY	333,206	05/20/2021	(42,113)
Deutsche Bank AG	INR	287,086	USD	3,860	04/15/2021	(53,583)
Deutsche Bank AG	USD	1,946	KRW	2,137,379	04/22/2021	(50,109)
Deutsche Bank AG	USD	2,031	EUR	1,722	05/27/2021	(8,880)
Goldman Sachs Bank USA	GBP	1,365	USD	1,910	04/09/2021	28,379
Goldman Sachs Bank USA INR		318,019	USD	4,282	04/15/2021	(54,309)
Goldman Sachs Bank USA NOK		17,315	USD	2,023	04/15/2021	(1,534)
Goldman Sachs Bank USA	USD	3,970	INR	291,065	04/15/2021	(2,109)
Goldman Sachs Bank USA	USD	4,092	CAD	5,164	04/22/2021	17,778
Goldman Sachs Bank USA	USD	1,072	CNH	6,962	04/22/2021	(12,414)
Goldman Sachs Bank USA	USD	1,281	TWD	35,244	04/27/2021	(39,495)
Goldman Sachs Bank USA	CHF	1,239	USD	1,394	05/06/2021	82,008
Goldman Sachs Bank USA	USD	1,162	CHF	1,041	05/06/2021	(59,532)
Goldman Sachs Bank USA	USD	4,699	JPY	513,509	05/20/2021	(58,798)
Goldman Sachs Bank USA	USD	5,361	RUB	400,119	05/25/2021	(98,459)
JPMorgan Chase Bank, NA	INR	75,030	USD	1,021	04/15/2021	(1,616)
JPMorgan Chase Bank, NA	NOK	63,204	USD	7,462	04/15/2021	71,922
JPMorgan Chase Bank, NA	SEK	9,555	USD	1,154	04/15/2021	60,236
JPMorgan Chase Bank, NA	CNH	17,073	USD	2,610	04/22/2021	13,162
JPMorgan Chase Bank, NA	USD	1,181	CAD	1,488	04/22/2021	2,680
JPMorgan Chase Bank, NA	USD	1,691	CNH	10,961	04/22/2021	(23,962)
JPMorgan Chase Bank, NA	CHF	969	USD	1,030	05/06/2021	4,051
JPMorgan Chase Bank, NA	USD	1,499	CHF	1,331	05/06/2021	(89,127)
JPMorgan Chase Bank, NA	JPY	243,592	USD	2,220	05/20/2021	19,460
JPMorgan Chase Bank, NA	USD	10,684	JPY	1,141,276	05/20/2021	(372,379)
JPMorgan Chase Bank, NA	EUR	65,696	USD	78,386	05/27/2021	1,258,368
JPMorgan Chase Bank, NA	USD	2,924	EUR	2,451	05/27/2021	(46,184)
Morgan Stanley Capital Services LLC	BRL	49,294	USD	8,513	04/05/2021	(244,786)
Morgan Stanley Capital Services LLC	USD	8,652	BRL	49,294	04/05/2021	105,526
Morgan Stanley Capital Services LLC	GBP	1,300	USD	1,794	04/09/2021	1,449
Morgan Stanley Capital Services LLC	GBP	641	USD	878	04/09/2021	(5,429)
Morgan Stanley Capital Services LLC	SEK	95,788	USD	11,458	04/15/2021	488,603
Morgan Stanley Capital Services LLC	USD	974	SEK	8,186	04/15/2021	(36,447)
Morgan Stanley Capital Services LLC	USD	19,006	CAD	24,107	04/22/2021	177,759
Morgan Stanley Capital Services LLC	USD	1,183	KRW	1,335,840	04/22/2021	1,633

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	40,572	CNH	263,614	04/22/2021	$(469,854)
Morgan Stanley Capital Services LLC	USD	24,603	TWD	677,726	04/27/2021	(738,010)
Morgan Stanley Capital Services LLC	USD	8,501	BRL	49,294	05/04/2021	241,797
Morgan Stanley Capital Services LLC	JPY	203,778	USD	1,868	05/20/2021	27,034
Morgan Stanley Capital Services LLC	USD	1,382	JPY	152,929	05/20/2021	186
Morgan Stanley Capital Services LLC	USD	33,214	JPY	3,518,887	05/20/2021	(1,419,321)
Royal Bank of Scotland PLC	USD	3,760	GBP	2,749	04/09/2021	29,569
Royal Bank of Scotland PLC	INR	104,109	USD	1,414	04/15/2021	(5,815)
Royal Bank of Scotland PLC	USD	1,280	INR	93,568	04/15/2021	(3,960)
Royal Bank of Scotland PLC	CAD	1,767	USD	1,395	04/22/2021	(10,635)
Royal Bank of Scotland PLC	CNH	24,633	USD	3,811	04/22/2021	63,745
Royal Bank of Scotland PLC	TWD	38,479	USD	1,385	04/27/2021	30,490
Royal Bank of Scotland PLC	USD	1,184	TWD	32,755	04/27/2021	(30,122)
Royal Bank of Scotland PLC	USD	1,566	JPY	170,225	05/20/2021	(27,542)
Societe Generale	USD	6,269	ZAR	95,023	04/08/2021	165,477
Standard Chartered Bank	INR	344,366	USD	4,645	04/15/2021	(50,095)
Standard Chartered Bank	USD	9,044	INR	666,930	04/15/2021	49,116
Standard Chartered Bank	USD	1,632	INR	119,243	04/15/2021	(6,385)
Standard Chartered Bank TWD		33,060	USD	1,196	04/27/2021	32,006
Standard Chartered Bank	USD	1,523	TWD	43,384	04/27/2021	4,784
Standard Chartered Bank	USD	1,772	TWD	49,086	04/27/2021	(43,866)
State Street Bank & Trust Co.	USD	1,271	CHF	1,132	05/06/2021	(72,751)
UBS AG	USD	2,947	MXN	60,898	04/16/2021	28,457
UBS AG	CNH	9,495	USD	1,460	04/22/2021	16,056
UBS AG	USD	2,070	KRW	2,253,520	04/22/2021	(71,840)

						$(1,782,184)

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $41,414,560 or 5.9% of net assets.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $173,768,321 and gross unrealized depreciation of investments was $(11,419,664), resulting in net unrealized appreciation of $162,348,657.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2021 (unaudited)

8.8%	Netherlands
8.7%	United States
7.6%	United Kingdom
7.5%	France
7.4%	Switzerland
6.7%	Japan
6.3%	Denmark
6.0%	China
5.2%	Germany
4.6%	India
4.4%	Sweden
3.4%	Canada
3.0%	Finland
12.8%	Other
7.6%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.4% or less in the following: Argentina, Austria, Hong Kong, Indonesia, Ireland, Norway, Peru, South Korea, Spain and United Arab Emirates.

AB Sustainable International Thematic Fund

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$11,025,026	$111,817,196		$-0-	$122,842,222
Industrials	38,227,643	81,803,414		-0-	120,031,057
Information Technology	29,680,626	81,757,734		-0-	111,438,360
Health Care	24,000,706	64,465,636		-0-	88,466,342
Consumer Discretionary	31,955,737	35,779,530		-0-	67,735,267
Consumer Staples	-0-	49,221,483		-0-	49,221,483
Materials	-0-	38,791,977		-0-	38,791,977
Communication Services	-0-	22,682,338		-0-	22,682,338
Utilities	-0-	15,080,865		-0-	15,080,865
Energy	-0-	8,427,348		-0-	8,427,348
Short-Term Investments:
Investment Companies	51,455,561	-0-		-0-	51,455,561
Time Deposits	-0-	1,310,201		-0-	1,310,201
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	24,953,329	-0-		-0-	24,953,329

Total Investments in Securities	211,298,628	511,137,722	†	-0-	722,436,350
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	4,099,145		-0-	4,099,145
Liabilities
Forward Currency Exchange Contracts	-0-	(5,881,329)		-0-	(5,881,329)

Total	$211,298,628	$509,355,538		$-0-	$720,654,166

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2021 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,347	$196,781	$167,672	$51,456	$11
Government Money Market Portfolio*	- 0 -	43,477	18,524	24,953	0	**
Total				$76,409	$11

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.